Subsequent Event (Details) - Subsequent Event [Member]	May 21, 2026 shares
Subsequent Event [Line Items]
Number of units in fund	1,375,000
Senior Units [Member]
Subsequent Event [Line Items]
Number of units in fund	1,250,000
Subordinated Units [Member]
Subsequent Event [Line Items]
Number of units in fund	125,000